INITIAL PUBLIC OFFERING (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 30, 2025	Mar. 31, 2025	Dec. 31, 2023	Sep. 30, 2025
Initial Public Offering [Line Items]
Gross proceeds from issuance of common stock			$ 25,000
Subsequent event
Initial Public Offering [Line Items]
Price per unit	$ 10
IPO
Initial Public Offering [Line Items]
Issuance of units (in shares)	8,000,000	8,000,000		8,000,000
Price per unit	$ 10	$ 10		$ 10
Gross proceeds from issuance of common stock	$ 80,000,000
IPO | Subsequent event
Initial Public Offering [Line Items]
Issuance of units (in shares)	8,000,000
Price per unit	$ 10